20. Regulatory Capital Requirements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Total capital to risk-weighted assets amount	$ 47,385	$ 44,289
Total capital to risk-weighted assets ratio	12.57%	11.95%
Tier I capital to risk-weighted assets amount	40,724	37,231
Tier I capital to risk-weighted assets ratio	10.80%	10.04%
Tier I capital to average assets amount	40,724	37,231
Tier I capital to average assets ratio	7.27%	6.81%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	30,164	29,660
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,082	14,830
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,416	21,882
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Bank [Member]
Total capital to risk-weighted assets amount	46,796	43,710
Total capital to risk-weighted assets ratio	12.44%	11.82%
Tier I capital to risk-weighted assets amount	42,440	39,768
Tier I capital to risk-weighted assets ratio	11.28%	10.75%
Tier I capital to average assets amount	42,440	39,768
Tier I capital to average assets ratio	7.58%	7.28%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	30,099	29,596
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,049	14,798
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,387	21,853
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	37,623	36,995
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	22,574	22,197
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 27,984	$ 27,316
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%